Consolidated Statements of Loss and Comprehensive Loss - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Profit or loss [abstract]
Revenue	$ 522,306	$ 487,669
Cost of sales	(379,804)	(356,355)
Gross profit	142,502	131,314
Expenses
Salaries, wages and benefits	(65,082)	(56,798)
Share-based compensation	(2,975)	(5,034)
General and administration	(21,836)	(26,888)
Professional fees	(7,734)	(8,350)
Advertising and promotion	(4,166)	(4,144)
Depreciation and amortization	(25,393)	(32,761)
Impairment loss net of recovery	(4,964)	(34,265)
Interest and bank charges	(5,349)	(4,499)
Total expenses	(137,499)	(172,739)
Income (loss) from operations	5,003	(41,425)
Other income (expenses)
Gain on extinguishment of financial liability	79	0
Gain on extinguishment of put option liability	885	0
(Loss) gain on revaluation of marketable securities	(89)	40
Finance and other costs	(10,058)	(9,727)
Gain on revaluation of put option liability	657	1,932
(Loss) gain on revaluation of convertible debentures	(515)	505
(Loss) gain on foreign exchange	(24)	134
Other (loss) gain	(342)	(55)
Total other expenses	(9,407)	(7,171)
Loss before taxes	(4,404)	(48,596)
Income tax (expense) recovery	(601)	922
Deferred income tax recovery	1,194	6,722
Net loss	(3,811)	(40,952)
Other comprehensive income (loss)
Translation difference on foreign subsidiary	1,591	2,027
Total comprehensive loss	(2,220)	(38,925)
Net income (loss) attributed to:
Owners of the company	(4,337)	(39,310)
Non-controlling interest	526	(1,642)
Net loss	(3,811)	(40,952)
Comprehensive (loss) income attributed to:
Owners of the company	(2,968)	(37,551)
Non-controlling interest	748	(1,374)
Total comprehensive loss	$ (2,220)	$ (38,925)
Loss per share
Basic (in dollars per share)	$ (0.05)	$ (0.53)
Diluted (in dollars per share)	$ (0.05)	$ (0.53)